UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Polaris Advisors L.P.
Address:  100 Matsonford Road
          3 Radnor Corporate Center, Suite 302
          Radnor, PA 19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Greg Levinson
Title:    Member, Polaris Advisors Management L.L.C., General Partner
Phone:    610-964-8050
Signature, Place and Date of Signing:

    Greg Levinson    Radnor, Pennsylvania  February 17, 2004

Report Type (Check only one.):

[   ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[ X ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number     Name
028-05431            Sunrise Partners Limited Partnership

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:   $75,869


List of Other Included Managers:          NONE

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP 3.75% 2/15/09      SDBCV            005125AB5     1183  1000000 PRN      SOLE                  1000000
ADVANCED MED 3.50% 4/15/23     SDBCV            00763MAE8      725   600000 PRN      SOLE                   600000
ADVANCED MICRO 4.5% 12/1/7     SDBCV            007903AF4     3314  1500000 PRN      SOLE                  1500000
ALKERMES CV 2.5% 9/1/23        SDBCV            01642TAE8     1192  1000000 PRN      SOLE                  1000000
ARTESYN TECH 5.50% 8/15/10     SDBCV            043127AB5      591   430000 PRN      SOLE                   430000
ATMI CV 5.25% 11/15/06         SDBCV            00207RAC5     1845  1450000 PRN      SOLE                  1450000
AXCAN PHARM CV 4.25% 4/15/8    SDBCV            054923AB3     1977  1500000 PRN      SOLE                  1500000
BEVERLY ENT CV 2.75% 11/1/33   SDBCV            087851AR2     1694  1200000 PRN      SOLE                  1200000
CELL THERA CV 5.75% 6/15/8 SR  SDBCV            150934AD9     2176  2080000 PRN      SOLE                  2080000
CORIXA CV 4.25% 7/1/08         SDBCV            21887FAC4     1186  1200000 PRN      SOLE                  1200000
CORNING CV 3.50% 11/01/08      SDBCV            219350AK1      744   600000 PRN      SOLE                   600000
E*TRADE GROUP CV 6.75% 5/15/08 SDBCV            269246AD6     3037  2500000 PRN      SOLE                  2500000
EGL INC CV 5% 12/15/06         SDBCV            268484AB8     4110  3500000 PRN      SOLE                  3500000
EVERGREEN RES 4.75% 12/15/21   SDBCV            299900AB6      737   500000 PRN      SOLE                   500000
EXPRESSJET HLDS 4.25% 8/2/23   SDBCV            30218UAB4      567   500000 PRN      SOLE                   500000
FORD CAP TR II CV 6.5% 2032    SDBCV            345395206     2988    53400 SH       SOLE                    53400
FREEPORT MC CV 7% 2/11/11      SDBCV            35671DAK1     1162   700000 PRN      SOLE                   700000
GAP INC CV 5.75% 3/15/09       SDBCV            364760AJ7      615   400000 PRN      SOLE                   400000
GENERAL MTRS CV 6.25% 7/15/33  SDBCV            370442717     1723    53400 SH       SOLE                    53400
HANOVER COMP CV 4.75% 1/15/14  SDBCV            410768AE5      332   300000 PRN      SOLE                   300000
INDYMAC CAP TR I  6% 11/14/31  SDBCV            456607209     1551    28600 SH       SOLE                    28600
INTEGRA LIFE CV 2.5% 3/15/8    SDBCV            457985AB5     2232  2000000 PRN      SOLE                  2000000
LABOR READY 6.25% 6/15/07      SDBCV            505401AB5     3833  1950000 PRN      SOLE                  1950000
LIBERTY MEDIA CV .75% 3/30/23  SDBCV            530718AF2      177   150000 PRN      SOLE                   150000
MCMORAN EXPLOR 6% 7/2/08       SDBCV            582411AB0     1229   800000 PRN      SOLE                   800000
MEDICIS PHARM CV 1.5% 6/4/33   SDBCV            584690AB7     2779  2500000 PRN      SOLE                  2500000
NAVISTAR CV 2.5% 12/15/07      SDBCV            63934EAG3     4603  3000000 PRN      SOLE                  3000000
NCO GROUP CV 4.75% 4/15/06     SDBCV            628858AB8     1071  1050000 PRN      SOLE                  1050000
NEW CENTURY CV 3.5% 7/3/8      SDBCV            64352DAB7     1595  1200000 PRN      SOLE                  1200000
NEXTEL CV 1.50% 11/15/08       SDBCV            65333FAM9     2298  1200000 PRN      SOLE                  1200000
ODYSSEY RE 4.375% 6/15/22      SDBCV            67612WAB4     4110  3450000 PRN      SOLE                  3450000
PACIFICARE HLTH CV 3% 10/15/32 SDBCV            695112AG7     3870  2200000 PRN      SOLE                  2200000
PEP BOYS CV 4.25% 6/1/07       SDBCV            713278AP4     1419  1200000 PRN      SOLE                  1200000
PRG-SCHULTZ CV 4.75% 11/26/6   SDBCV            69357CAA5     1943  2050000 PRN      SOLE                  2050000
SKYWORKS  4.75% 11/15/07       SDBCV            83088MAB8     1247  1000000 PRN      SOLE                  1000000
SUNRISE ASSIST CV 5.25% 2/1/09 SDBCV            86768KAE6     1862  1500000 PRN      SOLE                  1500000
TYCO INTL GRP 2.75% 1/15/18    SDBCV            902118BF4     2615  2050000 PRN      SOLE                  2050000
WEBMD CORP CV 3.25% 4/1/07     SDBCV            94769MAC9     2695  2300000 PRN      SOLE                  2300000
WILSON GREAT CV 2.25% 6/15/13  SDBCV            972232AB8     2842  2300000 PRN      SOLE                  2300000